PROPERTY AND EQUIPMENT - Major Classifications (Details) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 27, 2013	Dec. 28, 2012
Property, Plant and Equipment [Line Items]
Owned, gross	$ 84,266	$ 65,585
Owned - Less: Accumulated depreciation and amortization	(25,840)	(4,577)
Owned, net	58,426	61,008
Capital Leases, gross	2,167	2,167
Capital Leases - Less: Accumulated depreciation and amortization	(1,928)	(1,428)
Capital leases, net	239	739
Total, gross	86,433	67,752
Total - Less: Accumulated depreciation and amortization	(27,768)	(6,005)
Total, net	58,665	61,747
Land
Property, Plant and Equipment [Line Items]
Owned, gross	696	696
Capital Leases, gross	0	0
Total, gross	696	696
Building
Property, Plant and Equipment [Line Items]
Owned, gross	5,859	5,859
Capital Leases, gross	0	0
Total, gross	5,859	5,859
Machinery and equipment
Property, Plant and Equipment [Line Items]
Owned, gross	56,639	40,152
Capital Leases, gross	770	770
Total, gross	57,409	40,922
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Owned, gross	3,460	5,163
Capital Leases, gross	139	139
Total, gross	3,599	5,302
Vehicles
Property, Plant and Equipment [Line Items]
Owned, gross	4,069	1,273
Capital Leases, gross	1,258	1,258
Total, gross	5,327	2,531
Leasehold improvements
Property, Plant and Equipment [Line Items]
Owned, gross	13,378	12,365
Capital Leases, gross	0	0
Total, gross	13,378	12,365
Construction in progress
Property, Plant and Equipment [Line Items]
Owned, gross	165	77
Capital Leases, gross	0	0
Total, gross	$ 165	$ 77